Variable Interest Entities (Summary of the Impact of Qualifying LIHTC Investments) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Affordable Housing Tax Credits and Other Tax Benefits	$ 7,239,000	$ 8,075,000	$ 3,222,000
Low income housing tax credits [Member]
Variable Interest Entity [Line Items]
Amortization of qualifying LIHTC investments	13,496,000	9,880,000	12,246,000
Affordable Housing Tax Credits and Other Tax Benefits	(9,450,000)	(9,850,000)	(11,543,000)
Other tax benefits related to qualifying LIHTC investments [Member]
Variable Interest Entity [Line Items]
Affordable Housing Tax Credits and Other Tax Benefits	$ (10,787,000)	$ (7,438,000)	$ (3,149,000)